Summary of Significant Accounting Policies - Disclosure of Effect of Changes in Foreign Exchange Rates (Details)	12 Months Ended
	Mar. 31, 2026 GBP (£) EUR (€) CNY (¥) SGD ($)	Mar. 31, 2025 SGD ($) EUR (€) GBP (£) CNY (¥)	Mar. 31, 2024 CNY (¥) SGD ($) EUR (€) GBP (£)
British Pound
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | £	0.748	0.795	0.791
Average rate | £	0.737	0.784	0.796
Euro
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | €	0.866	0.959	0.926
Average rate | €	0.845	0.931	0.92
Singapore Dollar
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | $	6.873	1.343	1.349
Average rate | $	1.264	1.338	1.345
Renminbi
Disclosure of reclassifications or changes in presentation [line items]
Closing rate | ¥	1.277	7.286	7.22
Average rate | ¥	6.911	7.217	7.165